Power project acquisition and development costs (Narrative) (Details) - USD ($)			12 Months Ended
	Sep. 12, 2014	Jul. 12, 2013	Dec. 31, 2025	Dec. 31, 2024
Membership interest purchase and sale agreement ("MIPSA") [Member]
Disclosure of power project acquisition and development costs [Line Items]
Percentage of interest owned	100.00%	50.00%
Consideration	$ 1,250,000
Land lease option agreements [Member]
Disclosure of power project acquisition and development costs [Line Items]
Payments for extension agreements			$ 74,000	$ 177,500